Stockholders' Equity - Share Repurchase Programs - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended			36 Months Ended
	Jun. 30, 2020	Jun. 30, 2017	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Jun. 30, 2020
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program, value of shares repurchased			$ 3,405	$ 15,184	$ 65,987
2020 Share Repurchase Program
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program, period in force	3 years
Stock repurchase Program, authorized amount	$ 400,000					$ 400,000
Stock repurchase program, number of shares repurchased			0
2017 Share Repurchase Program
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program, period in force		3 years
Stock repurchase Program, authorized amount		$ 300,000
Stock repurchase program, number of shares repurchased						875,000
Stock repurchase program, value of shares repurchased						$ 84,577